Contract Assets	6 Months Ended
Jun. 30, 2022
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
CONTRACT ASSETS
6	CONTRACT ASSETS

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)
Contract assets	56,869	70,186	10,478
Allowance for credit losses	(14,478)	(25,593)	(3,821)

	42,391	44,593	6,657

The changes in the allowance for credit losses were as follows:

	For the six months ended June 30
	2021	2022
	RMB	RMB	US$
		(unaudited)

Balance at beginning of the period	3,497	14,478	2,162
Adoption of ASC 326	2,383	—	—
Provisions	4,088	11,115	1,659

Balance at end of the period	9,968	25,593	3,821